CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Current assets:
Cash and cash equivalents	$ 55,849	338,092	$ 52,387	317,137	392,535	592,706	$ 19,431	117,626	$ 27,095	164,024	269,859	519,221
Restricted cash	9,911	60,000					9,911	60,000
Prepaid expenses and other current assets	8,351	50,549		31,240			1,568	9,477		2,673
Available-for-sale investments	4,070	24,636					4,070	24,636
Total current assets	129,963	786,751		600,842			34,980	211,739		166,697
Non-current assets:
Property and equipment, net							1,381	8,359		11,466
Long term investments	3,543	21,450		15,136			2,287	13,847		9,033
Available-for-sale investments	2,022	12,240		82,292						82,292
Investments in subsidiaries							70,008	423,804		393,371
Total non-current assets	62,841	380,417		300,048			73,676	446,010		496,162
TOTAL ASSETS	192,804	1,167,168		900,890			108,656	657,749		662,859
Current liabilities:
Accrued expenses and other payables	25,947	157,075		57,773			763	4,616		970
Total current liabilities	84,560	511,908		235,641			763	4,616		970
Total liabilities	84,911	514,035		239,001			763	4,616		970
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 374,464,476 and 374,464,476 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	47	282		275			47	282		275
Additional paid-in capital	206,110	1,247,730		1,220,198			206,110	1,247,730		1,220,198
Treasury stock	(12,075)	(73,101)		(73,101)			(12,075)	(73,101)		(73,101)
Statutory reserves	219	1,326		1,326			219	1,326		1,326
Accumulated deficit	(86,601)	(524,261)		(490,032)			(86,601)	(524,261)		(490,032)
Accumulated other comprehensive income	193	1,157		3,223			193	1,157		3,223
Total shareholders' equity	107,893	653,133		661,889	667,509	678,839	107,893	653,133		661,889
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 192,804	1,167,168		900,890			$ 108,656	657,749		662,859